Note 12. Deferred Revenue	12 Months Ended
Oct. 31, 2012
Deferred Revenue Disclosure [Text Block]
12.    Deferred Revenue

As of October 31	2012	2011
Payment in advance of services rendered	$1,269	$1,115
Deferred credit related to government loan(a)	1,958	3,467
Deposits for reimbursable costs	231	1,093
	3,458	5,675
Less: current portion	(1,500)	(1,820)
Long-term portion of deferred revenue	$1,958	$3,855

(a)   The deferred credit is related to the Canadian government loan associated with the MAPLE Facilities, which is being amortized over the remaining three-year term of the debt using the sum of the years’ digits method.